Class 4 Shares Prospectus | International Fund | Class 4
International Fund(SM)
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class 4 Shares Prospectus International Fund Class 4
Management fee		0.50%
Distribution fees	[1]	0.25%
Other expenses	[1]	0.29%
Total annual fund operating expenses		1.04%
[1]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class 4 Shares Prospectus International Fund Class 4	106	331	574	1,271

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.

Calendar year total returns.*

*	Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.36%	(quarter ended June 30, 2009)
Lowest	-21.90%	(quarter ended September 30, 2011)

For periods ended December 31, 2012: Average annual total returns
Average Annual Returns Class 4 Shares Prospectus International Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Lifetime		Average Annual Returns, Lifetime Date
Class 4	International Fund	17.65%	[1]	(2.31%)	[1]	9.39%	[1]	7.83%	[1]	May 01, 1990	[1]
Class 4 MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83%	[1]	(2.89%)	[1]	9.74%	[1]	5.95%	[1]	May 01, 1990	[1]
Class 4 Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70%	[1]	(2.82%)	[1]	8.81%	[1]	6.39%	[1]	May 01, 1990	[1]
[1]	Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plans of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.